Advances to Suppliers (Tables)	12 Months Ended
Mar. 31, 2023
Advances to Suppliers [Abstract]
Schedule of advance to suppliers
	March 31, 2023	March 31, 2022
Advance to suppliers	$362,047	$610,526
Less: reserve for vendor non-performance on advances	(219,630)	(38,949)
Advance to suppliers, net	$142,417	$571,577